Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities
Net loss	$ (2,203,628)	$ (1,398,144)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	729,348	599,436
Changes in operating assets and liabilities:
Accounts receivables	(5,927)	(130,624)
Accounts receivables – related parties	(3,277,122)	(677,340)
Advances to vendors - related parties	6,217	(241,111)
Advance to vendors	2,024,231	62,558
Other current assets	(15,984)	(41,946)
Inventories	15,006	541,672
Notes payable		(1,279,128)
Accounts payables	1,769,873	2,705,565
Accounts payables - related parties	136,726	(71,998)
Advances from customers		147,438
Retainage payable		(37,172)
Other current liabilities	212,051	(263,284)
Net cash used in operating activities	(609,209)	(84,078)
Cash flow from investing activities
Loan receivable	(194,563)
Purchase of equipment and factory construction	(1,753,020)	(3,017,818)
Net cash used in investing activities	(1,947,583)	(3,017,818)
Cash flow from financing activities
Share issuances for cash		399,000
Proceeds from to related parties	1,100,197	318,471
Repayments of borrowings-related parties		(28,263)
New borrowings	6,073,156	7,150,529
Repayments of borrowings	(4,646,343)	(6,028,058)
Net cash provided by financing activities	2,527,010	1,811,679
Effect of exchange rate changes	368	(31,875)
Decrease in cash	(29,414)	(1,322,092)
Cash and restricted cash, beginning	41,687	1,363,779
Cash and restricted cash, ending	12,273	41,687
Supplemental disclosures of cash flow
Interest paid	260,044	207,078
Income taxes paid	19,646	106,101
Noncash investing and financing activities
Construction in progress additions		$ 2,917,906